UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2012
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	01/15/13
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------
Amazon.com Inc.                COM              023135106    34020   135609 SH       Sole                   135609
                                                             43961   175234 SH       Other                                    175234
American Express Co.           COM              025816109    50745   882832 SH       Sole                   882832
                                                             25712   447320 SH       Other                                    447320
Anheuser B- Inbev Adr.         COM              03524A108       43      496 SH       Sole                      496
                                                             23902   273450 SH       Other                                    273450
Apple Inc.                     COM              037833100    84286   158380 SH       Sole                   158380
                                                             92945   174652 SH       Other                                    174652
Arcos Dorados Hldgs            COM              G0457F107       60     5005 SH       Sole                     5005
                                                             22758  1902862 SH       Other                                   1902862
Automatic Data Processing, Inc COM              053015103    67316  1182428 SH       Sole                  1182428
                                                             33631   590740 SH       Other                                    590740
Cerner Corp.                   COM              156782104    58983   760976 SH       Sole                   760976
                                                             67783   874501 SH       Other                                    874501
Coca Cola Company              COM              191216100    66832  1843637 SH       Sole                  1843637
                                                             33771   931613 SH       Other                                    931613
Colgate Palmolive Co.          COM              194162103    84009   803603 SH       Sole                   803603
                                                             76555   732300 SH       Other                                    732300
Companhia De Bebidas Das Ameri COM              20441W203    47955  1142051 SH       Sole                  1142051
                                                             62593  1490670 SH       Other                                   1490670
Costco Wholesale Corp.         COM              22160K105      385     3900 SH       Sole                     3900
                                                                12      117 SH       Other                                       117
Danone ADR                     COM              23636T100    34520  2578080 SH       Sole                  2578080
                                                             18405  1374550 SH       Other                                   1374550
Ebay Inc.                      COM              278642103    71213  1396392 SH       Sole                  1396392
                                                             88339  1732197 SH       Other                                   1732197
Ecolab Inc.                    COM              278865100    69660   968852 SH       Sole                   968852
                                                             36773   511450 SH       Other                                    511450
Fastenal Co.                   COM              311900104    32153   689235 SH       Sole                   689235
                                                             36471   781810 SH       Other                                    781810
Fomento Econ Mexico-SP Adr     COM              344419106     8821    87600 SH       Other                                     87600
Google Inc.                    COM              38259P508    68445    96758 SH       Sole                    96758
                                                             34896    49331 SH       Other                                     49331
Intuitive Surgical Inc.        COM              46120E602    48320    98538 SH       Sole                    98538
                                                             56977   116191 SH       Other                                    116191
Johnson & Johnson              COM              478160104      351     5000 SH       Sole                     5000
Joy Global Inc.                COM              481165108    18124   284166 SH       Sole                   284166
                                                             22195   347988 SH       Other                                    347988
MasterCard Inc. CL A           COM              57636Q104      319      650 SH       Sole                      650
McDonald's Corporation         COM              580135101      481     5450 SH       Sole                     5450
Mercadolibre                   COM              58733R102       46      590 SH       Sole                      590
                                                             17894   227799 SH       Other                                    227799
Microsoft Corp.                COM              594918104      413    15480 SH       Sole                    15480
Monsanto Co.                   COM              61166W101    71536   755798 SH       Sole                   755798
                                                             88881   939044 SH       Other                                    939044
Mylan Inc.                     COM              628530107    50066  1823892 SH       Sole                  1823892
                                                             25200   918030 SH       Other                                    918030
National Oilwell Varco, Inc.   COM              637071101    68063   995799 SH       Sole                   995799
                                                             78409  1147164 SH       Other                                   1147164
Novo-Nordisk ADR               COM              670100205    48110   294772 SH       Sole                   294772
                                                             24935   152780 SH       Other                                    152780
Oracle Corp.                   COM              68389X105      513    15400 SH       Sole                    15400
Pepsico Inc.                   COM              713448108      458     6700 SH       Sole                     6700
Perrigo Co.                    COM              714290103    50420   484665 SH       Sole                   484665
                                                             24336   233931 SH       Other                                    233931
Praxair, Inc.                  COM              74005P104    50991   465880 SH       Sole                   465880
                                                             25107   229390 SH       Other                                    229390
Procter & Gamble Co.           COM              742718109      346     5100 SH       Sole                     5100
Qualcomm Inc.                  COM              747525103    51096   825997 SH       Sole                   825997
                                                             62404  1008801 SH       Other                                   1008801
Red Hat Inc.                   COM              756577102    67265  1270116 SH       Sole                  1270116
                                                             79813  1507035 SH       Other                                   1507035
SAP AG ADR                     COM              803054204    51358   638940 SH       Sole                   638940
                                                             69610   866015 SH       Other                                    866015
Schlumberger Ltd               COM              806857108    50433   727763 SH       Sole                   727763
                                                             60866   878303 SH       Other                                    878303
Starbucks Corporation          COM              855244109    56861  1060243 SH       Sole                  1060243
                                                             53240   992720 SH       Other                                    992720
Starwood Hotels & Resorts      COM              85590A401    35910   626038 SH       Sole                   626038
                                                             42502   740970 SH       Other                                    740970
State Street Corp.             COM              857477103    53918  1146938 SH       Sole                  1146938
                                                             67012  1425485 SH       Other                                   1425485
Transocean Ltd.                COM              H8817H100       54     1220 SH       Sole                     1220
                                                             33827   757431 SH       Other                                    757431
United Parcel Service          COM              911312106      214     2900 SH       Sole                     2900
Visa Inc.                      COM              92826C839    55051   363180 SH       Sole                   363180
                                                             80639   531993 SH       Other                                    531993
VistaPrint N.V.                COM              N93540107       59     1797 SH       Sole                     1797
                                                             35829  1090348 SH       Other                                   1090348
Yum Brands                     COM              988498101    59378   894253 SH       Sole                   894253
                                                             58964   888011 SH       Other                                    888011
iShares Russell 1000 Growth    COM              464287614      288     4400 SH       Sole                     4400